Fees Summary	Feb. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000
Previously Paid Amount	0
Total Fee Amount	306,200
Total Offset Amount	0
Net Fee	306,200
Narrative - Max Aggregate Offering Price	$ 2,000,000,000
Final Prospectus	true